Document and Entity Information	0 Months Ended
Dec. 23, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 23, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Dec. 30, 2014
Prospectus Date	Dec. 30, 2014
Campbell Core Trend Fund | Institutional Shares
Risk/Return:
Trading Symbol	CCTFX